Consolidated Statements of Comprehensive Earnings (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net earnings	$ 4,163,000	$ 4,481,000	$ 4,247,000	$ 2,978,000	$ 2,715,000	$ 3,459,000	$ 3,149,000	$ 2,825,000	$ 2,296,000	$ 2,663,000	$ 2,615,000	$ 2,476,000	$ 15,869,000	$ 12,148,000	$ 10,050,000
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $4,231, $1,158 and $2,685, respectively													(6,820,000)	1,867,000	4,330,000
Reclassification adjustment for net gains included in net earnings, net of taxes of $30, $100 and $73, respectively													(48,000)	(160,000)	(119,000)
Other comprehensive earnings (losses)													(6,868,000)	1,707,000	4,211,000
Comprehensive earnings													$ 9,001,000	$ 13,855,000	$ 14,261,000